Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales (Notes 7 and 13)	¥ 1,190,870	¥ 1,266,924	¥ 1,073,805
Cost of sales (Note 13)	870,143	888,869	787,970
Gross profit	320,727	378,055	285,835
Selling, general and administrative expenses (Notes 2, 4, 7, 14 and 17)	223,052	222,131	221,975
Profit from operations	97,675	155,924	63,860
Other income (expenses):
Interest and dividend income	13,966	12,963	13,202
Interest expense (Note 13)	(2,042)	(2,259)	(2,926)
Foreign currency transaction gains, net (Note 13)	4,533	3,824	2,830
Equity in losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	(36)	(160)	(18,297)
Other, net (Notes 3 and 4)	797	2,040	2,129
Nonoperating Income (Expense), Total	17,218	16,408	(3,062)
Income before income taxes	114,893	172,332	60,798
Income taxes (Note 16):
Current	34,199	35,744	24,445
Deferred	(4,064)	6,470	(9,080)
Total income taxes	30,135	42,214	15,365
Net income	84,758	130,118	45,433
Net income attributable to noncontrolling interests	(5,401)	(7,670)	(5,338)
Net income attributable to shareholders of Kyocera Corporation	¥ 79,357	¥ 122,448	¥ 40,095
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 432.58	¥ 667.23	¥ 218.47
Diluted	¥ 432.58	¥ 667.23	¥ 218.47
Cash dividends declared per share:
Per share of common stock	¥ 120.00	¥ 130.00	¥ 120.00
Average number of shares of common stock outstanding:
Basic	183,451	183,517	183,525
Diluted	183,451	183,517	183,525